Fair value of assets and liabilities - Methods applied in determining fair values of financial assets and liabilities (carried at amortised cost) (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial Assets
Loans and advances to banks	€ 25,364	€ 35,136	€ 30,422
Loans and advances to customers 1	593,970	608,029
Financial Liabilities
Deposits from banks 1	78,098	34,826	37,330
Customer deposits1	609,517	574,355
Debt securities in issue	82,065	118,528
Subordinated loans	15,805	16,588	€ 13,724
Financial assets [member]
Financial Assets
Loans and advances to banks	25,539	35,133
Loans and advances to customers 1	608,740	621,194
Securities at amortised cost	52,281	46,928
Financial assets	686,560	703,255
Financial assets [member] | Carrying amount approximates fair value [member]
Financial Assets
Loans and advances to banks	2,165	2,367
Loans and advances to customers 1	17,486	20,343
Securities at amortised cost	0	0
Financial assets	19,651	22,710
Financial assets [member] | Carrying amount [member]
Financial Assets
Loans and advances to banks	25,364	35,136
Loans and advances to customers 1	593,970	608,029
Securities at amortised cost	50,587	46,108
Financial assets	669,921	689,273
Financial liabilities [member]
Financial Liabilities
Deposits from banks 1	78,405	35,086
Customer deposits1	609,972	575,055
Debt securities in issue	82,360	118,844
Subordinated loans	16,174	17,253
Total	786,911	746,239
Financial liabilities [member] | Carrying amount approximates fair value [member]
Financial Liabilities
Deposits from banks 1	3,918	4,596
Customer deposits1	580,262	530,626
Debt securities in issue	0
Subordinated loans	0	0
Total	584,180	535,222
Financial liabilities [member] | Carrying amount [member]
Financial Liabilities
Deposits from banks 1	78,098	34,826
Customer deposits1	609,517	574,355
Debt securities in issue	82,065	118,528
Subordinated loans	15,805	16,588
Total	785,484	744,297
Level 1 [member] | Financial assets [member]
Financial Assets
Loans and advances to banks	0	728
Loans and advances to customers 1	0	165
Securities at amortised cost	49,109	43,784
Financial assets	49,109	44,677
Level 1 [member] | Financial liabilities [member]
Financial Liabilities
Deposits from banks 1		0
Customer deposits1		0
Debt securities in issue	51,906	57,563
Subordinated loans	15,013	14,552
Total	66,919	72,116
Level 2 [member] | Financial assets [member]
Financial Assets
Loans and advances to banks	7,763	11,469
Loans and advances to customers 1	14,595	12,622
Securities at amortised cost	2,550	2,304
Financial assets	24,908	26,395
Level 2 [member] | Financial liabilities [member]
Financial Liabilities
Deposits from banks 1	68,473	23,900
Customer deposits1	14,007	19,802
Debt securities in issue	24,005	42,638
Subordinated loans	1,161	2,701
Total	107,645	89,042
Level 3 [member] | Financial assets [member]
Financial Assets
Loans and advances to banks	15,611	20,570
Loans and advances to customers 1	576,659	588,063
Securities at amortised cost	622	840
Financial assets	592,892	609,473
Level 3 [member] | Financial liabilities [member]
Financial Liabilities
Deposits from banks 1	6,014	6,589
Customer deposits1	15,704	24,626
Debt securities in issue	6,449	18,642
Total	€ 28,167	€ 49,858